Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of transactions between related parties [abstract]
Summary of Key Management Compensation
Key management includes Directors (executive and non-executive), Executive Officers, Senior Vice-Presidents and Vice-Presidents. The compensation paid or payable to key management is:

For the years ended December 31,	2024	2023
Salaries, Director Fees and Other Short-Term Benefits	47	40
Pension and Post-Employment Benefits	4	3
Stock-Based Compensation	48	40
Termination Benefits	11	—
	110	83

Reconciliation of Changes in the Fair Value of Available for Sale Financial Assets
The following table summarizes revenues and associated expenses related to HMLP:

For the years ended December 31,	2024	2023
Revenues from Construction and Management Services	155	160
Transportation Expenses	278	295

	2024	2023
Fair Value, Beginning of Year	131	55
Acquisitions	7	13
Changes in Fair Value	81	63
Fair Value, End of Year	219	131